Discontinued Operations	12 Months Ended
Aug. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.

As refer to Note 2(a), the Group evaluated and concluded that the Disposal Group should be accounted as discontinued operations during the year ended August 31, 2024. During the year ended August 31, 2024, following the disposal plan formed in the early of fiscal year 2024, Group completed six disposals for an aggregate consideration RMB 42,771 and recorded a gain on the disposal of subsidiaries of RMB 4,725 and an equity contribution on the disposal of a VIE and its kindergartens of RMB 69,213. The Disposal Group includes 100% equity interest in Beijing Huanxue Tianxia International Travel Limited and its affiliates (“Huanxue Tianxia”), 60% equity interest of Jiangxi Leti Camp Education Technology Co., Ltd. and its subsidiaries (“Leti”), 60% equity interest in Shanghai Huodai Business Information Consulting Co., Ltd. and its affiliates (“Linstitute”), 90% equity interest in Chengdu Yinzhe Education and Technology Co., Ltd., its subsidiaries and its affiliates (“Chengdu Yinzhe”), 100% equity interest in Guangzhou Elan Culture Consulting Service Co., Ltd. and its affiliates (“Elan”) and the VIE entity Foshan Meiliang and its for-profit kindergartens (Note 2(b)).

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of August 31, 2023 is as follow.

As of August 31,
2023
RMB
ASSETS
Current assets
Cash and cash equivalents	127,239
Restricted cash	18,740
Accounts receivable, net of allowance RMB 109	5,409
Amounts due from related parties, net of allowance of RMB 60	4,977
Other receivables, deposits and other assets, net of allowance of RMB 103	31,872
Inventories	4,297
Total current assets	192,534
Restricted cash – non-current	1,400
Property and equipment, net*	24,219
Intangible assets, net**	33,055
Goodwill, net	218,070
Long-term investments, net	3,338
Deferred tax assets, net	166
Operating lease right-of-use assets – non-current	59,438
Other non-current assets, net of allowance of RMB 109	5,824
Total non-current assets	345,510
TOTAL ASSETS	538,044
LIABILITIES
Current liabilities
Accounts payable	10,712
Amounts due to related parties	67,192
Accrued expenses and other current liabilities	46,637
Income tax payable	10,907
Contract liabilities	113,066
Refund liabilities	7,443
Operating lease liabilities – current	20,542
Total current liabilities	276,499
Non-current portion of contract liabilities	1,145
Deferred tax liabilities, net	7,338
Operating lease liabilities – non-current	61,987
Total non-current liabilities	70,470
TOTAL LIABILITIES	346,969

Note*:	For the years ended August 31, 2022, 2023 and 2024, depreciation expenses were RMB 2,679, RMB 5,405 and RMB 2,978, respectively.

Note**:	Intangible assets consist of trademarks and brand names, core curriculum and non-compete agreements, with amortaizion periods of 10 years, 10 years and 6-8 years, respectively. For the years ended August 31, 2022, 2023 and 2024, amortization expenses for the intangible assets were RMB 12,622, RMB 10,575 and RMB 7,128, respectively.

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended August 31, 2022, 2023 and 2024 is as follow:

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue*	274,674	351,624	276,454
Cost of revenue	(168,680)	(221,720)	(178,185)
Gross profit	105,994	129,904	98,269
Selling, general and administrative expenses	(81,077)	(104,302)	(92,809)
Other operating income	1,141	12,260	1,054
Impairment loss on goodwill**	-	(60,714)	(171,766)
Impairment loss on intangible assets***	-	(2,052)	-
Operating income/(loss)	26,058	(24,904)	(165,252)
Interest expense, net	(1,811)	(1,915)	(796)
Investment income	956	867	7,936
Other income/(expenses)	1,613	703	(1,597)
Income/(loss) before income taxes and share of equity in loss of unconsolidated affiliate	26,816	(25,249)	(159,709)
Income tax expense	(3,776)	(2,710)	(4,082)
Share of equity in loss of unconsolidated affiliate	(39,596)	-	-
Net loss from discontinued operations	(16,556)	(27,959)	(163,791)
Summarized cash flow information for discontinued operations are as follows:
Net cash provided by operating activities	51,529	51,315	103,235
Net cash (used in)/ provided by investing activities****	(48,607)	9,892	45,088
Net cash used in financing activities*****	(22,152)	(49,303)	(120,221)

The following table summarizes significant non-cash operating items and capital expenditures of discontinued operations included in the consolidated statements of cash flows for the periods presented.

Significant non-cash operating items
Depreciation and amortization	15,301	15,980	10,106
Impairment loss of goodwill	-	60,714	171,766
Impairment loss of intangible assets	-	2,052	-
Share of equity in loss of unconsolidated affiliate	39,596	-	-
Gain on disposal of property and equipment	(202)	(33)	(220)
Significant investing activities:
Additions of property and equipment	(6,383)	(7,274)	(5,049)
Proceeds from sale of property and equipment	834	322	525

Note*:	The revenue from discontinued operations primarily consists of tuition income from complementary training courses and consulting service income.

Complementary training course fees

The Group offered various types of after-school tutoring services, which primarily consist of after-school group class tutoring courses and personalized tutoring courses. The tutoring services were accounted for as a single performance obligation. Tutoring service fee was recognized proportionately as the tutoring sessions are delivered. The course fees were generally collected in advance and are initially recorded as contract liability. Tuition refunds were provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offered refunds for any unutilized classes for students who withdraw from the course. The Group determined the transaction price to be earned based on the tutoring services and the estimated refund liability. The refund liability was determined based on historical refund ratio on a portfolio basis using the expected value method.

Consulting service income

The Group offered career consulting services to candidates who intend to successfully obtain target job offer. Career consulting services were accounted for as a single performance obligation. The Group charged each candidate an up-front prepaid fee based on the scope of consulting services requested by the candidate. Portion of the prepaid services fee were refundable if the candidate does not successfully obtain target job offer. The Group determined the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability was determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognized revenue over the consulting service period.

Note**:	For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Chengdu Yinzhe and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Chengdu Yinzhe and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 39,840 and RMB 20,874 as impairment loss on goodwill of Chengdu Yinzhe and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units were a discount rate of 18.0% (Chengdu Yinzhe); 25.0% (Leti); a terminal growth rate of 2.0% (Chengdu Yinzhe); 2.0% (Leti); and forecasts future revenues.

During the year ended August 31, 2024, when the disposal business qualifies for held-for-sale classification, the Group performed impairment test of its goodwill. Based on the agreed consideration, it was more likely than not that there were indications of impairment for Linsititue, Chengdu Yinzhe and Elan reporting units. The Group utilized the implied consideration of 100% equity interest of these reporting units to estimate the fair value of the reporting units and concluded the carrying amount of Linsititue, Chengdu Yinzhe and Elan reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 31,382, RMB 101,640, and RMB38,744 as impairment loss on goodwill of Linsititue, Chengdu Yinzhe and Elan reporting units.

Note***:	For the year ended August 31, 2023, the Group recorded RMB 2,052 impairment loss on definite lived intangible assets associated with Leti reporting unit.

Note****:	There were amount of RMB 40,065 cash invested into and RMB 13,683 cash received from continuing operations during the years ended August 31, 2022 and 2023, respectively. The amount of RMB 76,491 cash was received from continuing operations for the year ended August 31, 2024.

Note*****:	There were amount of RMB 39,990 and RMB 17,275 cash received from continuing operations by the discontinued operations during the years ended August 31, 2022 and 2023, respectively. The amount of RMB 56,792 was repaid to continuing operations for the years ended August 2024.

The following table summarizes the changes in non-controlling interests of discontinued operations from August 31, 2021 through August 31, 2024.

	Chengdu Yinzhe	Linstitute	Others	Total
	RMB	RMB	RMB	RMB
Balance at August 31, 2021	59,532	34,989	15,141	109,662
Capital injection from non-controlling interest shareholders	—	—	1,530	1,530
Income/(loss) attributable to non-controlling interests	2,694	7,099	(3,361)	6,432
Acquisition of additional interest in a subsidiary of non-controlling interests*	(12,183)	—	—	(12,183)
Distribution of dividends to non-controlling interest shareholders	(12,522)	(8,802)	—	(21,324)
Balance at August 31, 2022	37,521	33,286	13,310	84,117
Capital injection from non-controlling interest shareholders	—	—	760	760
Income/(loss) attributable to non-controlling interests	2,213	10,104	(5,613)	6,704
Acquisition of additional interest in a subsidiary of non-controlling interests*	(12,895)	(6,991)	—	(19,886)
Distribution of dividends to non-controlling interest shareholders	(9,721)	(15,475)	—	(25,196)
Exemption for future capital injection	—	—	(3,607)	(3,607)
Balance at August 31, 2023	17,118	20,924	4,850	42,892
Loss attributable to non-controlling interests	(6,131)	(3,568)	(9,587)	(19,286)
Disposal of a VIE to a shareholder of the Company	—	—	2,081	2,081
Disposal of subsidiaries	(4,159)	(10,665)	2,655	(12,169)
Distribution of dividends to non-controlling interest shareholders	(6,828)	(6,691)	1	(13,518)
Balance at August 31, 2024	—	—	—	—

Note*:

During the year ended August 31, 2022, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,708. The net carrying amount of the acquired non-controlling interests was RMB 12,183 and the difference of RMB 525 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2023, the Company further acquired additional 5% of equity interest in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,741. The net carrying amount of the acquired non-controlling interests was RMB 12,895 and the difference of RMB (154) was charged to additional paid in capital of the Company accordingly. As of August 31, 2023, the equity interest of the Company in Chengdu Yinzhe is 90%. During the year ended August 31, 2024, the Company disposed of its 90% of equity interest in Chengdu Yinzhe.

During the year ended August 31, 2023, the Company acquired additional 9% of equity interest in Linstitute from a non-controlling interest shareholder with total cash consideration of RMB 15,022. The net carrying amount of the acquired non-controlling interests was RMB 6,991 and the difference of RMB 8,031 was charged to additional paid in capital of the Company accordingly. As of August 31, 2023, the equity interest of the Company in Linstitute is 60%. During the year ended August 31, 2024, the Company disposed of its 60% of equity interest in Linstitute.